Notes to income statement	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Notes to income statement
Notes to income statement
Revenue
Revenue is generated almost entirely from the sales of goods.
Other operating income

	In EUR k
	2017	2016	2015
Income from the currency translation of monetary items	65	—	10
Income from the valuation of derivatives	—	19	2,202
Income from the reversal of provisions	1,319	1,196	478
Miscellaneous income	2,931	4,647	4,766
Total	4,315	5,862	7,456

Miscellaneous income for the period ended December 31, 2017 includes EUR 1,275k reimbursement of property tax paid.
Miscellaneous income for the period ended December 31, 2016 includes, in particular, proceeds from OECQ-related receivables, which were impaired in 2015 post acquisition, releases of allowances and reimbursements from insurance claims in connection with the Orange (Texas) flooding.
Other operating expenses

	In EUR k
	2017	2016	2015
Consulting fees related to Group strategy	2,485	2,563	1,502
Expenses from the currency translation of monetary items	15	807	1,742
Expenses from the valuation of derivatives	—	33	3,079
Impairment loss on trade receivables	—	6	1,616
Loss on Disposal of Assets	219	1,013	—
Miscellaneous expenses	8,082	9,395	13,822
Total	10,801	13,817	21,761

Expenses from the currency translation relate to trade receivables and payables only. Expenses from currency translation on financing items is shown in finance result and are explained in note (6.5) Finance income and costs.

For the year ended December 31, 2017, miscellaneous expenses include costs associated with our EPA enforcement action of EUR 2.1 million, costs to remediate damages incurred by hurricane Harvey of EUR1.4 million as well as costs associated with our secondary filing of shares.
For the year ended December 31, 2016, miscellaneous expenses mainly include EUR 4.1 million costs associated to the EPA enforcement action. For the year ended December 31, 2015, miscellaneous expenses mainly include EUR 5.0 million costs related to addressing the EPA enforcement action, EUR 1.8 million Sarbanes-Oxley first time implementation costs, and EUR 1.5 million reassessed real estate transfer tax related to the 2011 acquisition.
Restructuring expenses
As part of a strategic repositioning of the global Rubber footprint in 2016 a shift of production and capacities from lower margin standard grades towards higher specialized technical rubber products providing higher margins commenced. This strategic realignment of the Rubber segment is an essential transition which requires complementary actions. As a first step the Company's German operating subsidiary terminated with effect as of December 31, 2016, the Contract Manufacturing Agreement then in place between the Company's German operating subsidiary and the Company's French subsidiary, Orion Engineered Carbons SAS ("OEC SAS"), which has a plant in Ambès with a maximum capacity of mostly standard rubber grades of 50 kmt per year. Consequently, the management of OEC SAS concluded consultations with the local Works Council at this facility to implement a restructuring and down staffing with a cessation of production at the site by the end of 2016. Expenses relating to this restructuring activity of €27.9 million were recognized in 2016, of which cash relevant costs amounted to €15.8 million and non-cash items totaled €12.1 million. Cash relevant costs primarily composed of personnel related expenses of €6.1 million, €4.6 million demolition and removal related costs and €3.6 million ground remediation costs. The non-cash items mainly composed of impairments of fixed assets of €10.3 million. Impairment charges related to the property, plant and equipment of OEC SAS were calculated based on an estimated recoverable amount of zero and are fully charged to the Rubber Carbon Black segment. The recoverable amount was determined based on the expectation that any potential sale would result in minimal proceeds. In 2017 further actions were taken with respect to the repositioning of the global Rubber footprint. In particular the consolidation of the two Korean plants and the overall transfer of production to the Yeosu facility commenced and evaluated certain initiatives in the USA.
Finance income and costs

	In EUR k
	2017	2016	2015
Income from exchange differences	39,274	24,476	15,330
Other interest income	745	669	1,945
Income from commodity hedging activities	405	—	—
Finance income	40,424	25,145	17,275
Interest expenses from loans	(20,292)	(29,757)	(36,370)
Amortisation of transaction costs	(4,123)	(3,810)	(4,804)
Expenses from exchange differences	(44,692)	(22,691)	(27,073)
Other interest expenses	(3,433)	(2,846)	(3,335)
Net interest cost from pensions	(1,525)	(1,541)	(1,485)
Interest expenses from the unwinding of discounts on other provisions	(213)	(127)	(88)
Expenses from commodity hedging activities	(410)	—	—
Other finance expenses	(2,438)	(1,718)	(293)
Finance costs	(77,126)	(62,490)	(73,448)
Financial result without share of profit or loss from joint ventures	(36,702)	(37,345)	(56,173)

Expenses for loans include:

	In EUR k
	2017	2016	2015
Interest on term loans	(20,292)	(29,757)	(36,370)
Commitment fee for the revolving facility	(1,433)	(1,265)	(1,488)
Total expenses from loans	(21,725)	(31,022)	(37,858)
Income taxes
Income tax expense is as follows:

	In EUR k
	2017	2016	2015
Current income taxes	(24,167)	(18,678)	(21,440)
(thereof income taxes attributable to the prior year)	1,769	155	6,751
Deferred taxes	3,430	(4,562)	(2,398)
(thereof on temporary differences)	1,356	(4,241)	6,739
Total net tax expenses from continuing activities	(20,737)	(23,240)	(23,838)
Tax expense recognized directly in equity	(6,886)	6,551	4,696

A corporate income tax rate of 15% was used to calculate the current and deferred taxes for the German entities. A solidarity surcharge of 0.825% (calculated as 5.5% on the corporate income tax rate) and a trade tax rate of 16.18%, for the years ended December 31, 2017, 2016 and 2015 respectively were also taken into account in the calculation. As a result, the overall tax rate for the German entities was 32.00%, for the years ended December 31, 2017, 2016 and 2015 respectively. The current and deferred taxes for the non-German entities were calculated using their respective country-specific tax rates.
The following tax reconciliation shows the difference between the expected income taxes using the German overall tax rate of 32.00% and the effective income taxes in the income statement, for the years ended December 31, 2017, 2016 and 2015, respectively.

	In EUR k
	2017	2016	2015
Profit or (loss) before income taxes	87,560	67,866	66,712
Expected income tax expense/(benefit) thereon	28,019	21,717	21,348
Tax rate differential	(1,985)	(4,698)	(4,189)
Change in valuation allowance on deferred tax assets and for movement in tax loss carryforwards without recognition of deferred taxes	(3,265)	1,572	8,783
Change in the tax rate and tax laws	(8,447)	(67)	26
Income taxes for prior years	496	29	450
Tax on non-deductible interest expenses	1,347	1,545	2,054
Taxes on other non-deductible expenses, and non-deductible taxes	5,489	4,647	6,254
Effects of changes in permanent differences	(778)	136	34
Tax effect on tax-free income	(914)	(1,141)	(2,557)
Tax effect on profit or loss from investments accounted for using the equity method	—	—	(159)
Other tax effects	775	(500)	(8,206)
Effective income taxes as reported in the income statement expense	20,737	23,240	23,838
Effective tax rate in %	23.68%	34.24%	35.73%

Change in the tax rate and tax laws in an amount of EUR 7,354k are related to the effect of the U.S. tax reform reducing the corporate income tax rate from 35% to 21% in the USA. In addition EUR 420k were recorded directly through other comprehensive income applying the backward tracing provisions of IAS 12. As a result the net deferred tax liabilities for the US entities are now based on the new tax rate of 21%.

Other tax effects for the year ended December 31, 2015 include a benefit of EUR (4,665k) for reversal of accrued interest and currency effects related to an internal debt/equity swap in Brazil that took place in July 2015, but with an effective date for IFRS as of Jan 1, 2015. Also included is an additional benefit of EUR (5,890k) related to the restructuring of Orion Engineered Carbons Ltda., Brazil and subsequent Check-the-Box election to be treated as a disregarded entity for U.S. tax purposes.
Additional income statement information
Personnel expenses were recognized as follows:

	In EUR k
	2017	2016	2015
Wages and salaries	113,500	111,415	107,222
Social security costs	11,333	11,522	11,091
Pension expenses	5,664	4,658	5,598
Other personnel expenses	20,847	16,161	12,422
Total	151,344	143,756	136,333
Share-based payments
On July 31, 2015 the Company initiated the first LTIP providing for the grant of PSUs to employees and officers selected by the Compensation Committee of the Board of Directors (the “Compensation Committee”). PSU awards will be earned based on achievement against one or more performance metrics established by the Compensation Committee in respect of a specified performance period. Earned PSUs will range from zero to a specified maximum percentage of a participant’s target award based on the performance of applicable performance metrics, and will also be subject to vesting terms based on continued employment. The first performance period will run from January 1, 2015 through December 31, 2017, with PSUs earned to be based on achievement of EBITDA metrics established by the Compensation Committee and total shareholder return relative to a peer group. Once earned and vested, PSUs will be settled in one share of Company common stock per vested PSU (or, at the Company’s election, cash equal to the fair market value thereof). The first vesting period will run through March 31, 2018 (the “2015 Plan”). All PSUs are granted under, and are subject to the terms and conditions of, the Company’s 2014 Omnibus Incentive Compensation Plan, and do not increase the number of shares previously reserved for issuance under that plan. On August 2, 2016 the Compensation Committee established a consecutive LTIP (the"2016 Plan") having consistent terms as compared to the 2015 Plan. On July 31, 2017 the Compensation Committee established a consecutive LTIP (the "2017 Plan") having consistent terms as compared to the 2015 and 2016 Plan.
The following table provides detail as to expenses recorded within the profit and loss with respect to the LTIP.

	EUR k
	2017	2016	2015
Expense arising from equity-settled share based payment transactions (2015 Plan)	2,439	2,120	907
Expense arising from equity-settled share based payment transactions (2016 Plan)	3,592	1,455	—
Expense arising from equity-settled share based payment transactions (2017 Plan)	1,739	—	—
Total expenses	7,770	3,575	907

The following table illustrates the number of, and movements in, PSUs during the year.

	Number of PSUs
	2017	2016	2015
	Total	Total	Total
Outstanding at January 1,	1,145,238	463,830	—
Granted during the period	474,660	690,279	491,835
Forfeited during the period	(9,004)	(8,871)	(28,005)
Settled during the period	—	—	—
Outstanding at December 31,	1,610,894	1,145,238	463,830

The following table lists the inputs to the model used for calculating the grant date fair value under the 2015 and 2016 Plan:

	2015 Plan	2016 Plan	2017 Plan
Dividend Yield (%)	2.14%	2.23%	1.88%
Expected Volatility OEC (%)	25.16%	32.07%	33.77%
Expected Volatility Peer Group (%)	13.90%	18.12%	17.30%
Correlation	0.5234	0.4952	0.4574
Risk-free interest rate (%)	0.90%	0.76%	1.45%
Model used	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted in EUR	15.88	15.38	21.67
Earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares arising from exercising all dilutive ordinary shares.
The following table reflects the income and share data used in the basic and diluted EPS computations:

	2017	2016	2015
Profit or (loss) for the period- attributable to ordinary equity holders of the parent (in EUR k)	66,823	44,626	42,874
Weighted average number of ordinary shares (in thousands of shares)	59,320	59,353	59,635
Basic EPS (in EUR per share)	1.13	0.75	0.72
dilutive effect of share based payments (in thousands of shares)	1,354	801	195
Weighted average number of diluted ordinary shares (in thousands of shares)	60,674	60,154	59,830
Diluted EPS (in EUR per share)	1.10	0.74	0.72

The weighted average number of shares for 2017 and 2015 were constant over the year. For 2016 the weighted average number of shares was determined by the weighted average number of shares taking into account the weighted average effect of the repurchase of treasury shares. The dilutive effect of the share-based payment transaction is the weighted number of shares considering the grant date and forfeitures during the respective fiscal years.